Segment information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 2,329,057	R$ 1,719,371	R$ 1,201,191
Cost of services	859,552	652,300	434,654
Gross profit	1,469,505	1,067,071	766,537
General and administrative expenses	798,153	622,615	402,855
Operating income	664,100	440,895	363,335
Finance income	102,042	64,566	62,290
Income before income taxes	428,433	273,462	335,054
Income taxes expenses	35,677	31,179	27,067
Net income	392,756	242,283	307,987
Operating segments [member]
IfrsStatementLineItems [Line Items]
External customer	2,329,057	1,719,371	1,201,191
Inter-segment
Net revenue	2,329,057	1,719,371	1,201,191
Cost of services	(859,552)	(652,300)	(434,654)
Gross profit	1,469,505	1,067,071	766,537
General and administrative expenses	(798,153)	(622,615)	(402,855)
Other expenses, net	(7,252)	(3,561)	(347)
Operating income	664,100	440,895	363,335
Finance income	102,042	64,566	62,290
Finance expenses	(349,893)	(243,796)	(98,269)
Share of income of associate	12,184	11,797	7,698
Income before income taxes	428,433	273,462	335,054
Income taxes expenses	(35,677)	(31,179)	(27,067)
Net income	392,756	242,283	307,987
Operating segments [member] | Undergrad [Member]
IfrsStatementLineItems [Line Items]
External customer	2,037,889	1,498,408	1,002,461
Inter-segment
Net revenue	2,037,889	1,498,408	1,002,461
Cost of services	(763,185)	(554,995)	(381,964)
Gross profit	1,274,704	943,413	620,497
General and administrative expenses
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Continuing Education [Member]
IfrsStatementLineItems [Line Items]
External customer	108,806	72,983	107,197
Inter-segment
Net revenue	108,806	72,983	107,197
Cost of services	(56,554)	(50,773)	(40,000)
Gross profit	52,252	22,210	67,197
General and administrative expenses
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Digital Services [Member]
IfrsStatementLineItems [Line Items]
External customer	182,362	147,980	91,533
Inter-segment	7,622	3,978	1,619
Net revenue	189,984	151,958	93,152
Cost of services	(47,435)	(50,510)	(14,309)
Gross profit	142,549	101,448	78,843
General and administrative expenses
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
External customer	2,329,057	1,719,371	1,201,191
Inter-segment	7,622	3,978	1,619
Net revenue	2,336,679	1,723,349	1,202,810
Cost of services	(867,174)	(656,278)	(436,273)
Gross profit	1,469,505	1,067,071	766,537
General and administrative expenses
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
External customer
Inter-segment	(7,622)	(3,978)	(1,619)
Net revenue	(7,622)	(3,978)	(1,619)
Cost of services	7,622	3,978	1,619
Gross profit
General and administrative expenses
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income